Related Party Transactions	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 17 – RELATED PARTY TRANSACTIONS

In addition to transactions disclosed in Notes 8, 9, 10 and 19, the Company had the following related party transaction.

The Company has a month to month lease agreement for its office space with RMH Overhead, LLC, a company owned by Rick Havenstrite, the Company's President and a director. The Company recognized rent expense of $12,000 for the years ended December 31, 2019 and 2018, respectively, under this lease. At December 31, 2019 and 2018, amounts due to RMH Overhead, LLC of nil and $18,750, respectively, are included in in accounts payable and accrued expenses on the balance sheet.

The Company compensates directors for their contributions to the management of the Company, with one director receiving $6,000 per month and the other two directors receiving $5,000 per quarter. At December 31, 2019 and December 31, 2018, nil and $94,000, respectively, was due to directors. The amounts due at December 31, 2018 were paid in full in March 2019 with funds received under the Purchase Agreement.